UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2016

Item 1. Reports to Stockholders.

Annual Report
December 31, 2016

Diamond Hill Valuation-Weighted 500 ETF

Ticker: DHVW

Diamond Hill Valuation-Weighted 500 ETF

Diamond Hill Valuation-Weighted 500 ETF (“DHVW”)

Letter to Shareholders

Dear Shareholders:

We appreciate your interest in the Diamond Hill Valuation-Weighted 500 ETF (NYSE: DHVW).

DHVW seeks to track the total return performance, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 index, a rules-based, proprietary intrinsic value capitalization-weighted index.  The index seeks to generate excess return relative to a comparable U.S. equity market capitalization-weighted strategy over long-term periods (five years or longer).  The strategy’s long-term time horizon is key.  We believe our success should be measured over years, not “quarters.”

We strongly believe that a company’s intrinsic value is independent of its current price.  Our methodology builds on the assumption that markets can behave at times in irrational ways and that, as a result, the price of a company’s stock can de-couple from the intrinsic value of the business.  The investment opportunity lies in the ability to identify those times when the current market price does not reflect a company’s intrinsic value.  Correctly anticipating cash flows and applying the appropriate discount rate to determine intrinsic value is critical.  If successful, the benefit is a forward-looking estimate of value, resulting in a process that tends to underweight those stocks that are overvalued and overweight those that are undervalued – the exact opposite approach taken by many market capitalization-weighted indexes.  This forward-looking element is an important distinction to the current price snapshot used by market capitalization-weighted indexes.  As a result, we believe DHVW gives advisers and investors a better way to establish broad exposure to the U.S. large cap equity markets.

2016 Financial Market Overview

Following three volatile quarters, U.S. equity markets rallied in the fourth quarter with all major indices posting well-above-average results for the year. As has been widely reported, the markets had a dramatic reaction to political events in the U.S. and abroad throughout 2016, but especially so in the fourth quarter. Financials and cyclical sectors including telecommunications, industrials, energy, and materials experienced the biggest gains post-election. Stocks in those sectors became more fairly valued compared to historical standards, and valuation spreads tightened across sectors.

For the full-year 2016, the biggest gains were in the more cyclical sectors with the health care sector generally providing negative returns. Despite signs of improvement mid-year, health care has been negatively impacted by

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Letter to Shareholders
(Continued)

speculation about the future of the Affordable Care Act and continued rhetoric around drug pricing.

Financials was the best performing sector in the Russell 1000 Index, having one of the biggest monthly moves (November 2016) in the last 90 years.  Buoyed by the prospects of higher interest rates, lower taxes, less regulation, and a stronger economy under the new administration, the financial sector far outpaced gains in other sectors. We would expect financial stocks to continue to benefit more than other sectors should we see further interest rate increases and a stronger dollar, since banks are significant beneficiaries of higher rates and typically have less international exposure. However, these fundamental tailwinds may be partially offset by higher valuations.

To learn more about Diamond Hill and the Diamond Hill Valuation-Weighted 500 ETF methodology, please visit our website at www.diamond-hill.com.  We thank you for the confidence you have placed in us.

Sincerely,

Ric Dillon, CFA
Portfolio Manager
Diamond Hill Capital Management, Inc.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

The views expressed are those of the author as of January 2017, are subject to change, and may differ from the views of other research analysts, portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Investing involves risk. Principal loss is possible. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). Because the Index is composed based on such Models and Data, when such Models and Data prove to be incorrect or incomplete, the Index and Fund may not perform as expected. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. The Fund has the same risks as the underlying securities traded on the exchange through the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value.

Cash flow is the net amount of cash and cash-equivalents moving into and out of a business.

The Diamond Hill Valuation-Weighted 500 index (the “Index”) is an Index of Diamond Hill Capital Management, Inc. and is calculated and distributed by Solactive AG. The Index applies a version of the Diamond Hill Investment Model to estimate the intrinsic value of each company. The Russell 1000 Index is an unmanaged market capitalization-weighted index comprised of the largest 1,000 companies by market capitalization in the Russell 3000 Index.  These indexes do not incur fees and expenses (which would lower the return) and are not available for direct investment.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus and summary prospectus contains this and other important information about the Fund and are available at diamond-hill.com or by calling 800.617.0004. Read them carefully before investing.

Diamond Hill Capital Management, Inc., a registered investment adviser, serves as investment adviser to the Diamond Hill Valuation-Weighted 500 ETF and is paid a fee for its services. The Diamond Hill Valuation-Weighted 500 ETF is distributed by Quasar Distributors, LLC.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Management’s Discussion of Fund Performance

The Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) seeks to track the investment results, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 index (the “Index”), which is an index composed of large-capitalization U.S. equities. The Fund fully replicates the Index and generally holds all of the securities in the Index in proportion to their weightings in the Index. The Fund’s total return for the twelve months ended December 31, 2016 was 12.22%, net of fees, while the total return of the Index was 12.42%.

As of December 31, 2016 the Index held approximately 500 U.S. equities in weights based upon an estimate of each company’s intrinsic value. The strategy calculates an estimate of intrinsic value for each of the approximately 700 U.S. equities in the Diamond Hill Valuation-Weighted universe, and then constructs a portfolio from the 500 largest companies based upon each company’s estimated intrinsic value capitalization. The weight of each holding in the portfolio is proportionate to the intrinsic value of that company relative to the cumulative intrinsic value of the 500 securities in the portfolio.

The Fund’s monthly tracking error was 9 basis points from December 31, 2015 through December 31, 2016.

Performance

The financials, information technology, and industrials sectors were the leading positive contributors for the twelve months ended December 31, 2016, with the financials sector the top contributor to Fund return. Health care was the only sector that detracted from return for the twelve month period ending December 31, 2016.

Individually, the top positive contributors to return were JPMorgan Chase & Co.; Apple, Inc.; AT&T, Inc.; Sprint Corp. and UnitedHealth Group Inc.  The largest individual detractors from Fund performance were Gilead Sciences, Inc.; CVS Health Corp.; NIKE, Inc.; Alexion Pharmaceuticals, Inc. and Endo International PLC.

Basis point (bps) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Fund holdings are subject to change and are not a recommendation to buy or sell any security.  For a complete listing of the Fund’s holdings please view the schedule of investments.

Tracking Error – As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Past performance is not a guarantee of future results.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Performance Summary

Growth of $10,000
(Unaudited)

Average Returns
Year Ending December 31, 2016

				Since	Since	Since
	1	3	5	Inception	Inception	Inception
Total Returns	Year	Year*	Year*	(12/29/11)[1]	(5/11/15)[2]	(6/28/13)[3]
Diamond Hill Valuation–
Weighted 500 ETF—NAV[1]	12.22%	8.55%	14.80%	14.79%	5.70%	12.39%
Diamond Hill Valuation–
Weighted 500 ETF—
Market[2]	11.82%	N/A	N/A	N/A	5.61%	N/A
Diamond Hill Valuation–
Weighted 500 Index[3]	12.42%	N/A	N/A	N/A	5.81%	12.06%
S&P 500 Index	11.96%	8.87%	14.66%	14.55%	6.11%	12.27%

This chart assumes an initial gross investment of $10,000 made on December 29, 2011. Since the Diamond Hill Valuation-Weighted 500 ETF (“the Fund”) did not commence operations until May 11, 2015, net asset value (“NAV”) based returns prior to that date are those of the Diamond Hill Valuation-Weighted 500, L.P. (the “Predecessor Partnership”). The Fund

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Diamond Hill Valuation-Weighted 500 ETF

Performance Summary
(Continued)

assumed the net asset value and performance history of the Predecessor Partnership (See Footnote 1 to the Financial Statements). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects fee waivers in effect (See Note 3 to the Financial Statements). In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions.

*	Return shown is annualized
[1]	Inception date of the Predecessor Partnership was 12/29/2011
[2]	Inception date of the Diamond Hill Valuation-Weighted 500 ETF was 5/11/2015
[3]	Inception date of Diamond Hill Valuation-Weighted 500 Index was 6/28/2013

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Portfolio Allocation
As of December 31, 2016 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	20.5%
Financials	17.7
Consumer Discretionary	14.0
Health Care	12.7
Industrials	10.0
Consumer Staples	9.9
Energy	5.0
Utilities	3.0
Telecommunication Services	2.8
Materials	2.6
Real Estate	1.6
Short-Term Investments	0.2
Liabilities in Excess of Other Assets+	0.0
TOTAL	100.0%

+	Represents less than 0.05% of net assets.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2016

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Consumer Discretionary – 14.0%
58	Advance Auto Parts, Inc.	$9,809
423	Amazon.com, Inc. (a)	317,195
186	Aramark	6,644
25	AutoZone, Inc. (a)	19,745
210	Best Buy Company, Inc.	8,961
164	BorgWarner, Inc.	6,468
97	Burlington Stores, Inc. (a)	8,221
131	CarMax, Inc. (a)	8,435
929	Carnival Corporation	48,364
465	CBS Corporation	29,583
302	Charter Communications, Inc. (a)	86,952
178	Coach, Inc.	6,233
1,943	Comcast Corporation	134,164
416	D.R. Horton, Inc.	11,369
108	Darden Restaurants, Inc.	7,854
287	Delphi Automotive plc	19,329
476	Discovery Communications, Inc. (a)	13,047
203	DISH Network Corporation (a)	11,760
221	Dollar General Corporation	16,369
254	Dollar Tree, Inc. (a)	19,604
42	Domino’s Pizza, Inc.	6,688
151	Expedia, Inc.	17,105
109	Foot Locker, Inc.	7,727
2,600	Ford Motor Company	31,538
330	Gap, Inc.	7,405
2,534	General Motors Company	88,285
88	Genuine Parts Company	8,407
265	Goodyear Tire & Rubber Company	8,180
299	H&R Block, Inc.	6,874
593	Hanesbrands, Inc.	12,791
141	Harley-Davidson, Inc.	8,226
106	Hasbro, Inc.	8,246
769	Hilton Worldwide Holdings, Inc.	20,917
1,098	Home Depot, Inc.	147,220
334	Interpublic Group of Companies, Inc.	7,819

The accompanying notes are an integral part of these financial statements.

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Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
235	Johnson Controls International plc	$9,680
148	Kohl’s Corporation	7,308
177	L Brands, Inc.	11,654
428	Las Vegas Sands Corporation	22,859
75	Lear Corporation	9,928
267	Lennar Corporation	11,462
121	Liberty Broadband Corporation (a)	8,768
410	Liberty Interactive
	Corporation, QVC Group (a)	8,192
244	LKQ Corporation (a)	7,479
913	Lowe’s Companies, Inc.	64,933
202	Macy’s, Inc.	7,234
245	Marriott International, Inc.	20,257
233	Mattel, Inc.	6,419
614	McDonald’s Corporation	74,736
578	MGM Resorts International (a)	16,664
137	Michael Kors Holdings, Ltd. (a)	5,888
60	Mohawk Industries, Inc. (a)	11,981
376	Netflix, Inc. (a)	46,549
562	Newell Rubbermaid, Inc.	25,093
1,441	Nike, Inc.	73,246
345	Norwegian Cruise Line Holdings, Ltd. (a)	14,673
177	Omnicom Group, Inc.	15,064
82	O’Reilly Automotive, Inc. (a)	22,830
45	Priceline Group, Inc. (a)	65,973
325	PulteGroup, Inc.	5,973
64	PVH Corporation	5,775
304	Ross Stores, Inc.	19,942
298	Royal Caribbean Cruises, Ltd.	24,448
431	Scientific Games Corporation (a)	6,034
96	Scripps Networks Interactive, Inc.	6,851
87	Signet Jewelers, Ltd.	8,201
4,902	Sirius XM Holdings, Inc.	21,814
1,076	Starbucks Corporation	59,739
508	Target Corporation	36,693

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Discretionary (Continued)
1,028	Thomson Reuters Corporation	$45,006
701	Time Warner, Inc.	67,667
483	TJX Companies, Inc.	36,288
110	Tractor Supply Company	8,339
1,358	Twenty-First Century Fox, Inc.	38,078
53	Ulta Salon Cosmetics & Fragrance, Inc. (a)	13,512
331	V.F. Corporation	17,659
310	Viacom, Inc.	10,881
1,204	Walt Disney Company	125,481
79	Whirlpool Corporation	14,360
110	Wyndham Worldwide Corporation	8,401
292	Yum! Brands, Inc.	18,492
		2,346,038

	Consumer Staples – 9.9%
1,289	Altria Group, Inc.	87,162
442	Archer-Daniels-Midland Company	20,177
218	Brown-Forman Corporation	9,792
163	Bunge, Ltd.	11,775
171	Campbell Soup Company	10,340
186	Church & Dwight Company, Inc.	8,219
90	Clorox Company	10,802
3,291	Coca-Cola Company	136,445
567	Colgate-Palmolive Company	37,104
223	ConAgra Foods, Inc.	8,820
190	Constellation Brands, Inc.	29,129
290	Costco Wholesale Corporation	46,432
946	CVS Health Corporation	74,649
115	Dr Pepper Snapple Group, Inc.	10,427
257	Estee Lauder Companies, Inc.	19,658
422	General Mills, Inc.	26,067
183	Hershey Company	18,928
397	Hormel Foods Corporation	13,819
771	HRG Group, Inc. (a)	11,997
51	Ingredion, Inc.	6,373

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Consumer Staples (Continued)
90	J.M. Smucker Company	$11,525
210	Kellogg Company	15,479
284	Kimberly-Clark Corporation	32,410
2,127	Kraft Heinz Company	185,730
788	Kroger Company	27,194
93	McCormick & Company, Inc.	8,680
118	Mead Johnson Nutrition Company	8,350
138	Molson Coors Brewing Company	13,429
1,144	Mondelez International, Inc.	50,713
543	Monster Beverage Corporation (a)	24,077
974	Pepsico, Inc.	101,910
990	Philip Morris International, Inc.	90,575
1,745	Procter & Gamble Company	146,720
1,241	Reynolds American, Inc.	69,546
54	Spectrum Brands Holdings, Inc.	6,606
466	Sysco Corporation	25,802
361	Tyson Foods, Inc.	22,266
855	Walgreens Boots Alliance, Inc.	70,760
2,171	Wal-Mart Stores, Inc.	150,059
123	WhiteWave Foods Company (a)	6,839
		1,666,785

	Energy – 5.0%
116	Anadarko Petroleum Corporation	8,089
104	Baker Hughes, Inc.	6,757
105	Buckeye Partners LP	6,947
357	Cabot Oil & Gas Corporation	8,339
603	Cheniere Energy Partners LP	17,378
198	Cheniere Energy, Inc. (a)	8,203
1,165	Chevron Corporation	137,120
96	Cimarex Energy Company	13,046
404	ConocoPhillips	20,257
213	Devon Energy Corporation	9,728
81	Diamondback Energy, Inc. (a)	8,186
359	Enbridge Energy Partners LP	9,147

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Energy (Continued)
2,172	Energy Transfer Equity LP	$41,941
534	Energy Transfer Partners LP	19,123
1,399	Enterprise Products Partners LP	37,829
112	EOG Resources, Inc.	11,323
1,964	Exxon Mobil Corporation	177,271
441	Halliburton Company	23,854
130	Hess Corporation	8,098
864	Kinder Morgan, Inc.	17,893
143	Magellan Midstream Partners LP	10,815
467	Marathon Oil Corporation	8,084
381	Marathon Petroleum Corporation	19,183
264	MPLX LP	9,140
132	Occidental Petroleum Corporation	9,402
217	ONEOK Partners LP	9,333
179	ONEOK, Inc.	10,276
353	Phillips 66	30,503
264	Plains All American Pipeline LP	8,525
344	Schlumberger, Ltd.	28,879
251	Spectra Energy Corporation	10,314
224	Spectra Energy Partners LP	10,268
362	Sunoco Logistics Partners LP	8,695
100	Tesoro Corporation	8,745
553	Transocean, Ltd. (a)	8,151
402	Valero Energy Corporation	27,465
212	Western Gas Equity Partners LP	8,978
507	Williams Companies, Inc.	15,788
293	Williams Partners LP	11,143
		844,216

	Financials – 17.7%
63	Affiliated Managers Group, Inc. (a)	9,154
477	AFLAC, Inc.	33,199
332	Allstate Corporation	24,608
334	Ally Financial, Inc.	6,353
790	American Express Company	58,523

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Financials (Continued)
80	American Financial Group, Inc.	$7,050
1,169	American International Group, Inc.	76,347
101	Ameriprise Financial, Inc.	11,205
377	Aon plc	42,047
99	Arch Capital Group, Ltd. (a)	8,543
304	Arthur J Gallagher & Company	15,796
9,633	Bank of America Corporation	212,889
1,033	Bank of New York Mellon Corporation	48,944
546	BB&T Corporation	25,673
2,225	Berkshire Hathaway, Inc. (a)	362,630
122	BlackRock, Inc.	46,426
511	Blackstone Group LP	13,812
175	Brown & Brown, Inc.	7,850
437	Capital One Financial Corporation	38,124
94	CBOE Holdings, Inc.	6,946
257	CBRE Group, Inc. (a)	8,093
1,176	Charles Schwab Corporation	46,417
505	Chubb, Ltd.	66,721
88	Cincinnati Financial Corporation	6,666
198	CIT Group, Inc.	8,451
2,740	Citigroup, Inc.	162,838
533	Citizens Financial Group, Inc.	18,991
210	CME Group, Inc.	24,223
250	CNA Financial Corporation	10,375
122	Comerica, Inc.	8,309
400	Discover Financial Services	28,836
32	Everest Re Group, Ltd.	6,925
46	FactSet Research Systems, Inc.	7,518
575	Fifth Third Bancorp	15,508
115	First Republic Bank	10,596
399	FNF Group	13,550
333	Franklin Resources, Inc.	13,180
1,621	Genworth Financial, Inc. (a)	6,176
431	Goldman Sachs Group, Inc.	103,203
388	Hartford Financial Services Group, Inc.	18,488

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Financials (Continued)
697	Huntington Bancshares, Inc.	$9,214
630	InterContinental Exchange, Inc.	35,545
468	Invesco, Ltd.	14,199
2,978	JPMorgan Chase & Company	256,972
653	KeyCorp	11,930
252	Lincoln National Corporation	16,700
288	Loews Corporation	13,487
100	M&T Bank Corporation	15,643
690	Marsh & McLennan Companies, Inc.	46,637
1,165	MetLife, Inc.	62,782
257	Moody’s Corporation	24,227
1,641	Morgan Stanley	69,332
102	MSCI, Inc.	8,036
100	Nasdaq, Inc.	6,712
405	Navient Corporation	6,654
193	Northern Trust Corporation	17,187
556	Old Republic International Corporation	10,564
373	PNC Financial Services Group, Inc.	43,626
263	Principal Financial Group, Inc.	15,217
358	Progressive Corporation	12,709
516	Prudential Financial, Inc.	53,695
140	Raymond James Financial, Inc.	9,698
940	Regions Financial Corporation	13,498
80	Reinsurance Group of America, Inc.	10,066
332	S&P Global, Inc.	35,703
136	SEI Investments Company	6,713
362	State Street Corporation	28,135
344	SunTrust Banks, Inc.	18,868
610	Synchrony Financial	22,125
199	T. Rowe Price Group, Inc.	14,977
394	TD Ameritrade Holding Corporation	17,178
44	Torchmark Corporation	3,245
259	Travelers Companies, Inc.	31,707
263	Unum Group	11,554
1,280	US Bancorp	65,754

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Financials (Continued)
292	Voya Financial, Inc.	$11,452
4,403	Wells Fargo & Company	242,649
166	Willis Towers Watson plc	20,298
324	XL Group, Ltd.	12,072
		2,967,943

	Health Care – 12.7%
1,984	Abbott Laboratories	76,205
1,746	AbbVie, Inc.	109,334
280	Acadia Healthcare Company, Inc. (a)	9,268
274	Aetna, Inc.	33,979
232	Agilent Technologies, Inc.	10,570
115	Alexion Pharmaceuticals, Inc. (a)	14,070
260	AmerisourceBergen Corporation	20,329
651	Amgen, Inc.	95,183
236	Anthem, Inc.	33,930
345	Baxter International, Inc.	15,297
185	Becton, Dickinson and Company	30,627
209	Biogen, Inc. (a)	59,268
901	Boston Scientific Corporation (a)	19,489
1,287	Bristol-Myers Squibb Company	75,212
252	Cardinal Health, Inc.	18,136
902	Celgene Corporation (a)	104,406
211	Centene Corporation (a)	11,924
283	Cerner Corporation (a)	13,406
209	Cigna Corporation	27,878
129	DaVita HealthCare Partners, Inc. (a)	8,282
145	DENTSPLY SIRONA, Inc.	8,371
170	Edwards Lifesciences Corporation (a)	15,929
753	Eli Lilly & Company	55,383
637	Express Scripts Holding Company (a)	43,819
1,428	Gilead Sciences, Inc.	102,259
444	HCA Holdings, Inc. (a)	32,865
53	Henry Schein, Inc. (a)	8,041
169	Hologic, Inc. (a)	6,780

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Health Care (Continued)
127	Humana, Inc.	$25,912
94	Illumina, Inc. (a)	12,036
173	Incyte Corporation (a)	17,347
27	Intuitive Surgical, Inc. (a)	17,123
1,936	Johnson & Johnson	223,047
94	Laboratory Corporation
	of America Holdings (a)	12,068
193	Mallinckrodt plc (a)	9,615
198	McKesson Corporation	27,809
887	Medtronic plc	63,181
2,732	Merck & Company, Inc.	160,833
6	Mettler-Toledo International, Inc. (a)	2,511
559	Mylan NV (a)	21,326
4,308	Pfizer, Inc.	139,924
94	Quest Diagnostics, Inc.	8,639
77	Regeneron Pharmaceuticals, Inc. (a)	28,266
170	St. Jude Medical, Inc.	13,632
279	Stryker Corporation	33,427
317	Thermo Fisher Scientific, Inc.	44,729
57	United Therapeutics Corporation (a)	8,175
867	UnitedHealth Group, Inc.	138,755
92	Universal Health Services, Inc.	9,787
48	Waters Corporation (a)	6,451
86	WellCare Health Plans, Inc. (a)	11,789
146	Zimmer Biomet Holdings, Inc.	15,067
329	Zoetis, Inc.	17,611
		2,129,300

	Industrials – 10.0%
422	3M Company	75,357
42	Acuity Brands, Inc.	9,696
95	Alaska Air Group, Inc.	8,429
27	AMERCO	9,979
311	American Airlines Group, Inc.	14,521
171	AMETEK, Inc.	8,311

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Industrials (Continued)
138	AO Smith Corporation	$6,534
212	Avis Budget Group, Inc. (a)	7,776
503	Boeing Company	78,307
62	Carlisle Companies, Inc.	6,838
233	Caterpillar, Inc.	21,608
111	CH Robinson Worldwide, Inc.	8,132
71	Cintas Corporation	8,205
688	CSX Corporation	24,720
66	Cummins, Inc.	9,020
373	Danaher Corporation	29,034
181	Deere & Company	18,650
695	Delta Air Lines, Inc.	34,187
86	Dover Corporation	6,444
320	Eaton Corporation plc	21,469
654	Emerson Electric Company	36,461
87	Equifax, Inc.	10,286
130	Expeditors International
	of Washington, Inc.	6,885
192	Fastenal Company	9,020
261	FedEx Corporation	48,598
222	Fortive Corporation	11,906
162	Fortune Brands Home & Security, Inc.	8,661
234	General Dynamics Corporation	40,402
10,379	General Electric Company	327,976
206	HD Supply Holdings, Inc. (a)	8,757
608	Honeywell International, Inc.	70,437
47	Huntington Ingalls Industries, Inc.	8,657
190	Icahn Enterprises LP	11,385
197	Illinois Tool Works, Inc.	24,125
241	Ingersoll-Rand plc	18,085
86	JB Hunt Transport Services, Inc.	8,348
311	JetBlue Airways Corporation (a)	6,973
101	Kansas City Southern	8,570
86	L-3 Communications Holdings, Inc.	13,081
41	Lennox International, Inc.	6,280

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Industrials (Continued)
231	Lockheed Martin Corporation	$57,736
82	Macquarie Infrastructure Corporation	6,699
263	Masco Corporation	8,316
215	Navistar International Corporation (a)	6,745
280	Nielsen Holdings plc	11,746
233	Norfolk Southern Corporation	25,180
129	Northrop Grumman Corporation	30,003
228	PACCAR, Inc.	14,569
84	Parker-Hannifin Corporation	11,760
191	Raytheon Company	27,122
250	Republic Services, Inc.	14,263
76	Rockwell Automation, Inc.	10,214
90	Rockwell Collins, Inc.	8,348
28	Roper Technologies, Inc.	5,126
48	Snap-on, Inc.	8,221
618	Southwest Airlines Company	30,801
113	Spirit AeroSystems Holdings, Inc.	6,594
118	Stanley Black & Decker, Inc.	13,533
207	Textron, Inc.	10,052
23	TransDigm Group, Inc.	5,726
617	Union Pacific Corporation	63,971
183	United Continental Holdings, Inc. (a)	13,337
664	United Parcel Service, Inc.	76,121
99	United Rentals, Inc. (a)	10,452
623	United Technologies Corporation	68,293
103	Verisk Analytics, Inc. (a)	8,361
41	W.W. Grainger, Inc.	9,522
293	Waste Management, Inc.	20,777
178	XPO Logistics, Inc. (a)	7,682
		1,683,380
	Information Technology – 20.5%
424	Accenture plc	49,663
421	Activision Blizzard, Inc.	15,202
483	Adobe Systems, Inc. (a)	49,725

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Information Technology (Continued)
105	Akamai Technologies, Inc. (a)	$7,001
66	Alliance Data Systems Corporation	15,081
572	Alphabet, Inc. (a)	453,281
224	Amphenol Corporation	15,053
191	Analog Devices, Inc.	13,870
4,317	Apple, Inc.	499,995
1,269	Applied Materials, Inc.	40,951
330	Automatic Data Processing, Inc.	33,917
354	Broadcom, Ltd.	62,577
130	Broadridge Financial Solutions, Inc.	8,619
216	CA, Inc.	6,862
4,000	Cisco Systems, Inc.	120,880
120	Citrix Systems, Inc. (a)	10,717
490	Cognizant Technology
	Solutions Corporation (a)	27,455
112	Computer Sciences Corporation	6,655
1,459	Corning, Inc.	35,410
474	Dell Technologies, Inc. – Class V	26,056
911	eBay, Inc. (a)	27,048
240	Electronic Arts, Inc. (a)	18,902
48	F5 Networks, Inc. (a)	6,947
3,315	Facebook, Inc. (a)	381,391
293	Fidelity National Information Services, Inc.	22,163
1,581	First Data Corporation (a)	22,434
155	Fiserv, Inc. (a)	16,473
67	FleetCor Technologies, Inc. (a)	9,482
87	Global Payments, Inc.	6,039
81	Harris Corporation	8,300
698	Hewlett Packard Enterprise Company	16,152
647	HP, Inc.	9,601
3,912	Intel Corporation	141,888
473	International Business
	Machines Corporation	78,513
161	Intuit, Inc.	18,452
302	Juniper Networks, Inc.	8,535

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Information Technology (Continued)
133	KLA-Tencor Corporation	$10,464
164	Lam Research Corporation	17,340
140	Linear Technology Corporation	8,729
866	MasterCard, Inc.	89,414
174	Maxim Integrated Products, Inc.	6,711
211	Microchip Technology, Inc.	13,536
757	Micron Technology, Inc. (a)	16,593
4,826	Microsoft Corporation	299,888
185	Motorola Solutions, Inc.	15,335
481	NVIDIA Corporation	51,342
2,789	Oracle Corporation	107,237
231	Paychex, Inc.	14,063
912	Paypal Holdings, Inc. (a)	35,997
926	QUALCOMM, Inc.	60,375
131	Red Hat, Inc. (a)	9,131
537	salesforce.com, Inc. (a)	36,763
349	Seagate Technology plc	13,321
225	Skyworks Solutions, Inc.	16,798
265	TE Connectivity, Ltd.	18,359
713	Texas Instruments, Inc.	52,028
138	Total System Services, Inc.	6,766
134	Vantiv, Inc. (a)	7,989
2,181	Visa, Inc.	170,162
275	VMware, Inc. (a)	21,651
301	Western Digital Corporation	20,453
351	Western Union Company	7,624
153	Xilinx, Inc.	9,237
409	Yahoo!, Inc. (a)	15,816
		3,444,412

	Materials – 2.6%
114	Air Products & Chemicals, Inc.	16,395
134	Ball Corporation	10,059
163	Berry Plastics Group, Inc. (a)	7,943
803	Dow Chemical Company	45,948

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Materials (Continued)
617	E.I. du Pont de Nemours and Company	$45,288
106	Eastman Chemical Company	7,972
216	Ecolab, Inc.	25,320
1,845	Freeport-McMoRan, Inc. (a)	24,336
319	International Paper Company	16,926
349	LyondellBasell Industries NV	29,937
67	Martin Marietta Materials, Inc.	14,842
212	Monsanto Company	22,305
519	Newmont Mining Corporation	17,682
288	Nucor Corporation	17,142
206	PPG Industries, Inc.	19,521
193	Praxair, Inc.	22,618
142	Sealed Air Corporation	6,438
86	Sherwin-Williams Company	23,112
635	Southern Copper Corporation	20,282
274	Steel Dynamics, Inc.	9,749
71	Valspar Corporation	7,356
147	Vulcan Materials Company	18,397
		429,568

	Real Estate – 1.6%
368	AGNC Investment Corporation (b)	6,672
348	American Tower Corporation (b)	36,777
921	Annaly Capital Management, Inc. (b)	9,182
40	AvalonBay Communities, Inc. (b)	7,086
180	Crown Castle International Corporation (b)	15,619
35	Equinix, Inc. (b)	12,509
152	Equity Residential (b)	9,783
47	Essex Property Trust, Inc. (b)	10,928
250	HCP, Inc. (b)	7,430
357	Host Hotels & Resorts, Inc. (b)	6,726
262	Kimco Realty Corporation (b)	6,592
248	Prologis, Inc. (b)	13,092
86	Public Storage (b)	19,221
153	Realty Income Corporation (b)	8,794

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Real Estate (Continued)
205	Simon Property Group, Inc. (b)	$36,422
273	Ventas, Inc. (b)	17,068
1,004	VEREIT, Inc. (b)	8,494
99	Vornado Realty Trust (b)	10,333
312	Welltower, Inc. (b)	20,882
366	Weyerhaeuser Company (b)	11,013
		274,623

	Telecommunication Services – 2.8%
4,195	AT&T, Inc.	178,413
449	CenturyLink, Inc.	10,677
202	Level 3 Communications, Inc. (a)	11,385
61	SBA Communications Corporation (a)	6,299
7,820	Sprint Corporation (a)	65,845
985	T-Mobile US, Inc. (a)	56,647
2,395	Verizon Communications, Inc.	127,845
201	Zayo Group Holdings, Inc. (a)	6,605
		463,716

	Utilities – 3.0%
764	AES Corporation	8,878
187	Alliant Energy Corporation	7,085
270	Ameren Corporation	14,164
450	American Electric Power Company, Inc.	28,332
121	American Water Works Company, Inc.	8,755
469	Atlantica Yield plc	9,075
240	Consolidated Edison, Inc.	17,683
508	Dominion Resources, Inc.	38,908
282	DTE Energy Company	27,780
612	Duke Energy Corporation	47,503
220	Edison International	15,838
170	Entergy Corporation	12,490
247	Eversource Energy	13,642
885	Exelon Corporation	31,409
501	FirstEnergy Corporation	15,516
367	NextEra Energy, Inc.	43,842

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Schedule of Investments
December 31, 2016 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Utilities (Continued)
813	NRG Energy, Inc.	$9,967
431	PG&E Corporation	26,192
767	PPL Corporation	26,116
403	Public Service Enterprise Group	17,684
118	SCANA Corporation	8,647
790	Southern Company	38,860
211	WEC Energy Group, Inc.	12,375
119	Westar Energy, Inc.	6,706
430	Xcel Energy, Inc.	17,501
		504,948
	TOTAL COMMON STOCKS
	(Cost $15,389,840)	16,754,929

	SHORT-TERM INVESTMENTS – 0.2%
29,613	Morgan Stanley Institutional
	Liquidity Funds – Government Portfolio,
	Institutional Class, 0.44%*	29,613
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $29,613)	29,613
	TOTAL INVESTMENTS – 100.0%
	(Cost $15,419,453)	16,784,542
	Liabilities in Excess of Other Assets – 0.0%+	(4,511)
	NET ASSETS – 100.0%	$16,780,031

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Real Estate Investment Trust (REIT)
*	Rate shown is the annualized seven-day yield as of December 31, 2016.
+	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statement of Assets & Liabilities
At December 31, 2016

ASSETS
Investments in securities, at value
(Cost $15,419,453)	$16,784,542
Receivable for securities sold	163,909
Dividends and interest receivable	19,618
Cash	373
Total assets	16,968,442

LIABILITIES
Distribution payable	184,276
Management fees payable	4,135
Total liabilities	188,411

NET ASSETS	$16,780,031

Net Assets Consist of:
Paid-in capital	$15,848,742
Undistributed (accumulated) net investment income (loss)	(236)
Accumulated net realized gain (loss) on investments	(433,564)
Net unrealized appreciation (depreciation) on investments	1,365,089
Net assets	$16,780,031

Net Asset Value:
Net Assets	$16,780,031
Shares outstanding^	650,000
Net asset value, offering and redemption price per share	$25.82

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statement of Operations
For the Year Ended December 31, 2016

INCOME
Dividends
(net of foreign taxes withheld of $154)	$345,152
Interest	77
Total investment income	345,229

EXPENSES
Management fees	74,816
Total expenses	74,816
Less: fees waived	(58,190)
Net expenses	16,626
Net investment income	328,603

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	144,825
Change in unrealized appreciation
(depreciation) on investments	1,633,475
Net realized and unrealized
gain (loss) on investments	1,778,300
Net increase (decrease) in net assets
resulting from operations	$2,106,903

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statements of Changes in Net Assets

	Year Ended	Period Ended
	December 31,	December 31,
	2016	2015 *
OPERATIONS
Net investment income (loss)	$328,603	$133,906
Net realized gain (loss)
on investments	144,825	(170,620)
Change in unrealized appreciation
(depreciation) of investments	1,633,475	(268,386)
Net increase (decrease)
in net assets resulting
from operations	2,106,903	(305,100)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(331,371)	(134,486)
Total distributions
to shareholders	(331,371)	(134,486)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,254,210	16,876,960
Payments for shares redeemed	(2,498,410)	(1,188,675)
Net increase (decrease) in net
assets derived from capital
share transactions (a)	(244,200)	15,688,285
Net increase (decrease)
in net assets	$1,531,332	$15,248,699

NET ASSETS
Beginning of Year/Period	$15,248,699	$—
End of Year/Period	$16,780,031	$15,248,699
Undistributed (accumulated)
net investment income (loss)	$(236)	$—

*	Fund commenced operations on May 11, 2015. The information presented is for the period from May 11, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Statements of Changes in Net Assets
(Continued)

(a)	A summary of capital share transactions is as follows

	Year Ended	Period Ended
	December 31,	December 31,
	2016	2015*
	Shares	Shares
Subscriptions	100,000	700,000
Redemptions	(100,000)	(50,000)
Net increase (decrease)	—	650,000

*	Fund commenced operations on May 11, 2015. The information presented is for the period from May 11, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Financial Highlights
For a capital share outstanding throughout the year/period

	Year Ended	Period Ended
	December 31,	December 31,
	2016	2015(1)

Net asset value,
beginning of year/period	$23.46	$24.27

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.47	0.29
Net realized and unrealized
gain (loss) on investments	2.38	(0.88)
Total from investment operations	2.85	(0.59)

DISTRIBUTIONS:
Distributions from:
Net investment income	(0.49)	(0.22)
Total distributions	(0.49)	(0.22)

Net asset value, end of year/period	$25.82	$23.46

Total return	12.22%	(2.40	)%(3)

SUPPLEMENTAL DATA:
Net assets at
end of year/period (000’s)	$16,780	$15,249

RATIOS TO AVERAGE NET ASSETS:
Expenses before fees waived	0.45%	0.45	%(4)
Expenses after fees waived	0.10%	0.10	%(4)
Net investment income (loss)
before fees waived	1.63%	1.53	%(4)
Net Investment income (loss)
after fees waived	1.98%	1.88	%(4)
Portfolio turnover rate(5)	32%	23	%(3)

(1)	Commencement of operations on May 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2016

NOTE 1 – ORGANIZATION

Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the price and total return performance, before fees and expenses, of the Diamond Hill Valuation-Weighted 500 Index (the “Index”). The Fund commenced operations on May 11, 2015. Prior to May 11, 2015, the Fund operated as the Diamond Hill Valuation-Weighted 500, L.P. (the “Partnership”or the “Predecessor Fund”), a private fund that has used the same Index methodology as the Fund since the Partnership’s inception on December 29, 2011. On May 12, 2015, the general partner of the Partnership dissolved the Partnership and the Partnership declared liquidating cash distributions payable to the general and limited partners. The general and limited partners used the cash proceeds of the liquidating cash distributions to purchase shares of the Fund on the same day.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Series – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2016 (Continued)

traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2016 (Continued)

particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$16,754,929	$—	$—	$16,754,929
Short-Term
Investments	29,613	—	—	29,613
Total Investment
in Securities	$16,784,542	$—	$—	$16,784,542

^ See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the year ended December 31, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the year ended December 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

As of and during the year ended December 31, 2016, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the year ended December 31, 2016, the Fund did not incur any interest or penalties.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2016 (Continued)

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from a Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) and Publicly Traded Partnerships are generally comprised of ordinary income and return of capital from the partnerships. The Fund allocates distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each partnership and other industry sources. These estimates may subsequently be revised based on actual allocations received from partnerships after their tax reporting periods are concluded, as the actual character of these distributions are not known until after the fiscal year end of the Fund.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gain on securities by the Fund are declared and paid on at least an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2016 (Continued)

cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to capital gains from in-kind redemptions, partnerships and REITS. For the year ended December 31, 2016, the following table shows the reclassifications made:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-in
Income/(Loss)	Gain/(Loss)	Capital
$2,532	$(335,507)	$332,975

During the year ended December 31, 2016, the Fund realized $334,165 in net capital gain resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gain to paid-in capital.

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to December 31, 2016, that materially impacted the amounts or disclosures in the Fund’s financial statements.

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Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2016 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Diamond Hill Capital Management, Inc. (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.45% at an annual rate based on the Fund’s average daily net assets. The Fund’s Adviser has agreed to waive 0.35% of its Adviser fees for the Fund until at least April 30, 2017. This agreement may be terminated only by, or with the consent of, the Board.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent, and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2016, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $5,440,530 and $5,366,395, respectively.

During the year ended December 31, 2016, there were no purchases or sales of U.S. Government securities.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2016 (Continued)

For the year ended December 31, 2016, in-kind transactions associated with creations and redemptions were $2,253,039 and $2,477,294, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at December 31, 2016 were as follows:

Tax cost of investments	$15,528,210
Gross tax unrealized appreciation	1,807,575
Gross tax unrealized depreciation	(551,243)
Net unrealized appreciation/(depreciation)	1,256,332
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Total distributable earnings	—
Other accumulated gain/(loss)	(325,043)
Total accumulated gain/(loss)	$931,289

The difference between book and tax-basis cost is attributable to wash sales and basis adjustments on partnerships for tax purposes.

As of December 31, 2016, the Fund had a post-October capital loss of $45,616 and no late-year ordinary losses.

As of December 31, 2016, the Fund had a short-term capital loss carryforward of $197,207, and a long-term capital loss carryforward of $82,220. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the year ended December 31, 2016 and the period ended December 31, 2015 was as follow:

	Year Ended	Period Ended
	December 31, 2016	December 31, 2015
Ordinary Income	$331,371	$134,486

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable

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Diamond Hill Valuation-Weighted 500 ETF

Notes to Financial Statements
December 31, 2016 (Continued)

securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”).  An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Unit. The standard fixed transaction fee for the Fund is $500, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2016, shareholders affiliated with the Adviser and its affiliates owned 517,050 shares, which represents 80% of the total shares outstanding.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Diamond Hill Valuation-Weighted 500 ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Diamond Hill Valuation-Weighted 500 ETF (the “Fund”), a series of ETF Series Solutions, as of December 31, 2016, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Diamond Hill Valuation-Weighted 500 ETF as of December 31, 2016, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 17, 2017

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Diamond Hill Valuation-Weighted 500 ETF

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of	Principal	Complex	Trustee
and Year	Held with	Time	Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Independent Trustees

Leonard M. Rush,	Lead	Indefinite	Retired; formerly Chief	15	Independent
CPA	Indepen-	term;	Financial Officer,		Trustee,
Born: 1946	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (2000–2011).		Portfolio
	and				Series (36
	Audit				portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

Ronald T. Beckman,	Trustee	Indefinite	Retired; formerly Audit	15	None
CPA	and	term;	Partner specializing in
Born: 1947	Nominating	since	investment management,
	Committee	2012	PricewaterhouseCoopers
	Chairman		LLP (1972–2004).

David A. Massart	Trustee	Indefinite	Co-Founder and Chief	15	Independent
Born: 1967		term;	Investment Strategist,		Trustee,
		since	Next Generation Wealth		Managed
		2012	Management, Inc.		Portfolio
			(since 2005).		Series
(36
portfolios).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	15	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013);
		since	Vice President,
		2013	Marco Polo Network
(financial services firm)
(2009–2011).

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Diamond Hill Valuation-Weighted 500 ETF

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time	Principal Occupation(s)
of Birth	the Fund	Served	During Past 5 Years

Principal Officers of the Trust

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund
Born: 1979	and	term;	Services, LLC (since 2008); Manager,
	Assistant	President	PricewaterhouseCoopers LLP (accounting
	Treasurer	and	firm) (2002–2008).
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky,	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Esq.	President	term;	Thompson Hine LLP (law firm) (2008–2012).
Born: 1981	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, USBFS (since 2015);
Born: 1982	Compli-	term;	Vice President, USBFS (2014–2015); Assistant
	ance	since 2015	Vice President, USBFS (2011–2014);
	Officer		Operations Manager, USBFS (2007–2011).

Kristen M. Weitzel,	Treasurer	Indefinite	Vice President, USBFS (since 2015); Assistant
CPA		term;	Vice President, USBFS (2011–2015); Manager,
Born: 1977		since 2014	PricewaterhouseCoopers LLP (accounting
		(other roles	firm) (2005–2011).
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar
		since 2015	Distributors, LLC (2011–2013).

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800)-617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.diamond-hill.com.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

Expense Example
For the Six-Months Ended December 31, 2016 (Unaudited)

As a shareholder of Diamond Hill Valuation-Weighted 500 ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 – December 31, 2016).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	July 1, 2016	December 31, 2016	the Period(1)
Actual Expenses	$1,000.00	$1,099.20	$0.53
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,025.14	$0.51

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.10%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six- month period, 184 days, and divided by the number of days in the most recent twelve month period, 366 days. The expense ratio reflects fee waiver and expense limitation arrangements in effect during the period.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Diamond Hill Valuation-Weighted 500 ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended December 31, 2016, certain dividends paid by the Fund may be subject to the maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2016 was 99.53%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.diamond-hill.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.diamond-hill.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.diamond-hill.com.

DIAMOND HILL® CAPITAL MANAGEMENT, INC. | DIAMOND-HILL.COM

Adviser
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd. Suite 200
Columbus, Ohio 43215

Index Provider
Diamond Hill Capital Management, Inc.
325 John H. McConnell Blvd. Suite 200
Columbus, Ohio 43215

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue., Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Diamond Hill Valuation-Weighted 500 ETF
Symbol – DHVW
CUSIP – 26922A875

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2016	FYE 12/31/2015
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2016	FYE 12/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2016	FYE 12/31/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Ronald T. Beckman, David A. Massart, Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title       /s/Paul Fearday
Paul Fearday, President (principal executive officer)

Date    February 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul Fearday
Paul Fearday, President (principal executive officer)

Date    February 23, 2017

By (Signature and Title)*    /s/Kristen Weitzel
Kristen Weitzel, Treasurer (principal financial officer)

Date    February 23, 2017

* Print the name and title of each signing officer under his or her signature.